FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 2,329	SFr (2,987)
Transfers in, net assets/liabilities	(4,083)	1,712
Transfers out, net assets/liabilities	4,098	5,040
Purchases, net assets/liabilities	10,119	10,999
Sales, net assets/liabilities	(9,666)	(11,582)
Issuances, net assets/liabilities	(13,139)	(5,692)
Settlements, net assets/liabilities	6,052	4,211
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(389)	(474)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	705	830
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(113)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	160	(52)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	0	(99)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	64	71
Foreign currency translation impact, net assets/liabilities	(2)	352
Balance at beginning of period, net assets/liabilities	(3,865)	2,329
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	3	(100)
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(841)	(692)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	82	296
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(756)	(496)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	2,332	(3,108)
Transfers in, net assets/liabilities	(4,083)	1,837
Transfers out, net assets/liabilities	4,101	5,040
Purchases, net assets/liabilities	10,115	10,999
Sales, net assets/liabilities	(9,661)	(11,582)
Issuances, net assets/liabilities	(13,139)	(5,692)
Settlements, net assets/liabilities	6,044	4,205
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(391)	(474)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	713	812
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(109)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	155	(41)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	0	(99)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	63	72
Foreign currency translation impact, net assets/liabilities	(4)	363
Balance at beginning of period, net assets/liabilities	(3,864)	2,332
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2	(98)
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(841)	(667)
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	82	296
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (757)	SFr (469)